Financial Instruments and Fair Value Measurements - Senior Notes and Credit Facilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	$ 3,800,524
$462 million Senior Secured Credit Facility
Senior notes and credit facilities:
Debt instrument description	LIBOR
7.25% Senior Unsecured Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	$ 15,963	$ 51,080
Debt instrument - carrying value, net of financing fees	130,076	129,844
Drill Rigs Senior Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	130,736	201,129
Debt instrument - carrying value, net of financing fees	459,040	457,745
$1.9 billion Secured Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - estimated fair value	1,191,775	1,156,958
Debt instrument - carrying value, net of financing fees	1,803,906	1,804,272
$1.3 billion Senior Secured Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - estimated fair value	1,056,778	1,002,304
Debt instrument - carrying value, net of financing fees	$ 1,247,677	$ 1,248,747